Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2015
Accounts and Bills Receivable, net [Abstract]
Accounts and Bills Receivable, net

(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2015		December 31, 2014
	RMB	US$	RMB
Accounts receivable	7,861	1,214	8,168
Less: Allowance for doubtful accounts	(747)	(116)	(825)
	7,114	1,098	7,343

Bills receivable	2,932	453	2,524
	10,046	1,551	9,867

An analysis of the allowance for doubtful accounts for 2015, 2014 and 2013 is as follows:

	December 31, 2015		December 31, 2014	December 31, 2013
	RMB	US$	RMB	RMB
Balance at beginning of year	825	127	795	1,196
Bad debt (recovery) expense	(78)	(12)	30	(401)
Write-offs	-	-	-	-

Balance at end of year	747	115	825	795

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.